Expenses by Nature (Details) - Schedule of Expenses by Nature - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	R$ 80,175	R$ 88,491	R$ 82,614
Allowance for doubtful accounts		2,093	20
Personnel expenses	80,267	87,259	99,421
Expenses with service provider	208,704	198,840	172,630
Leasing	28,204	32,836	28,609
Cost of agricultural products	369,807	370,222	284,694
Fair value of adjustment of agricultural products	17,041	148,260	508,496
Freight and storage	45,145	33,861	33,123
Sale of farm	5,787	170	7,195
Maintenance, travel expenses and others	32,487	30,993	25,432
Total	867,617	993,025	1,242,234
Cost of products sold [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	78,705	87,363	81,324
Allowance for doubtful accounts
Personnel expenses	34,109	36,170	56,924
Expenses with service provider	198,925	192,050	166,772
Leasing	27,567	32,274	28,267
Cost of agricultural products	369,807	370,222	284,694
Fair value of adjustment of agricultural products	17,041	148,260	508,496
Freight and storage
Sale of farm
Maintenance, travel expenses and others	20,865	19,886	16,211
Total	747,019	886,225	1,142,688
Selling expenses [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization
Allowance for doubtful accounts		2,093	20
Personnel expenses	4,132	4,884	3,240
Expenses with service provider
Leasing
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage	45,145	33,861	33,123
Sale of farm	5,787	170	7,195
Maintenance, travel expenses and others
Total	55,064	41,008	43,578
General and administrative expenses [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	1,470	1,128	1,290
Allowance for doubtful accounts
Personnel expenses	42,026	46,205	39,257
Expenses with service provider	9,779	6,790	5,858
Leasing	637	562	342
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage
Sale of farm
Maintenance, travel expenses and others	11,622	11,107	9,221
Total	R$ 65,534	R$ 65,792	R$ 55,968